Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right of use assets Disclosure and Lease liabilities [abstract]
Disclosure of Right-of-use assets roll forward
(USD millions)	2023	2022

Right-of-use assets at January 1	1 431	1 561

Costs and accumulated depreciation/impairments on assets related to discontinued operations [1]	-117

Impact of acquisitions of businesses	16	12

Additions [2]	421	247

Depreciation charge	-259	-300

Impairment charge [3]	-4	-3

Lease contract terminations [4]	-93	-34

Currency translation effects	15	-52

Total right-of-use assets at December 31	1 410	1 431

[1] Represents the cost of assets and accumulated depreciation/impairments at January 1, 2023, related to the Sandoz business reported as discontinued operations, and the net transfers between discontinued and continuing operations from January 1, 2023 to October 3, 2023. Note 31 provides disclosure of discontinued operations additions, depreciation charge, impairment charge and reversals of impairment change.

[2] Additions in continuing operations were USD 216 million in 2022.
[3] Impairment charge in continuing operations was USD 3 million in 2022 and nil in 2021.
[4] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.

Disclosure of right-of-use assets carrying value and depreciation charge
(USD millions)	December 31, 2023 carrying value	December 31, 2022 carrying value	Depreciation charge 2023	Depreciation charge 2022	Depreciation charge 2021

Land	483	505	12	16	11

Buildings	749	745	156	162	174

Vehicles	112	117	80	82	89

Machinery and equipment, and other assets	66	64	11	7	5

Total right-of-use assets	1 410	1 431	259	267	279

[1] Note 31 provides disclosure of discontinued operations depreciation charge.

Disclosure of maturity analysis of lease liability
(USD millions)	Lease liabilities 2023	Lease liabilities undiscounted 2023	Lease liabilities 2022	Lease liabilities undiscounted 2022

Less than one year	230	284	251	297

Between one and two years	203	248	190	232

Between two and three years	170	211	167	201

Between three and four years	149	184	137	172

Between four and five years	113	142	122	154

After five years	963	2 173	922	2 149

Total lease liabilities	1 828	3 242	1 789	3 205

Less current portion of lease liabilities	-230	-284	-251	-297

Non-current portion of lease liabilities	1 598	2 958	1 538	2 908

Commitments for leases not yet commenced		89		83

Additional disclosures related to right-of-use assets and lease liabilities
(USD millions)	2023	2022	2021

Interest expense on lease liabilities [1]	62	57	59

Expense on short-term leases	5	3	6

Expense on low-value leases	6	6	7

Total cash outflows for leases	321	319	339

Thereof:

Cash outflows for short-term leases and low-value leases [2]	11	9	13

Payments of interest [3]	52	48	48

Payments of lease liabilities [4]	258	262	278

[1] The weighted average interest rate is 3.5% (2022: 3.3%, 2021: 3.2%). Interest on lease liabilities as at December 31, 2023, is estimated to be USD 54 million for 2024 and USD 1.4 billion thereafter.
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Company is committed to at December 31, 2023, 2022 and 2021, is similar to the portfolio of short-term leases the Company entered into during 2023, 2022 and 2021.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows in financing activities net of lease incentives received, if any.